Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 1,138,967	$ 1,046,332
Less: accumulated depreciation	(668,499)	(586,018)
Property and equipment, net	470,468	460,314
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	455,490	405,439
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	411,423	391,086
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	77,192	67,847
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 194,862	$ 181,959